The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                              Excel Executive Edge
                       Prospectus Dated November 5, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2011

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

------------------------------------------------------------------------- ----------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                            Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------------- ----------------------------------------------------------
                        The Alger Portfolios                                           Fred Alger Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                           Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                                 Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
                   American Century Investments                                   American Century Investment Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
American Century VP Income & Growth Fund, Class I                         Capital growth; income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                           Long-term capital growth; income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
American Century VP Value Fund, Class I                                   Long-term capital growth; income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
                   Calvert Variable Products, Inc.*                                   Calvert Investment Management, Inc.
                                                                               (Named Calvert Asset Management Company, Inc.
                                                                                             prior to 4/30/11)
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio -              Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World Asset      Index:  MSCI EAFE Index.
Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit                    Current income.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                            Index:  Nasdaq 100 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                           Capital growth.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit       Index:  Russell 2000 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                               Index:  S&P 500 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit               Index:  S&P MidCap 400 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser                  Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
                   Calvert Variable Series, Inc.*                                     Calvert Investment Management, Inc.
                                                                               (Named Calvert Asset Management Company, Inc.
                                                                                             prior to 4/30/11)
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                               Long-term income.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset Management,           Long-term capital appreciation.
Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam         Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
(Calvert VP Balanced Index prior to merger 5/1/11)
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management              Capital growth.
Company, LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment                 Long-term capital appreciation; current income is
Management, Inc.                                                          secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
                Columbia Funds Variable Series Trust 2                           Columbia Management Investment Advisers, LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2      Long-term capital appreciation.
(Seligman Smaller-Cap Value prior to merger 3/14/11, Seligman
Variable Portfolio - Smaller-Cap Value prior to 5/2/11)
------------------------------------------------------------------------- ----------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Technology Fund,            Long-term capital appreciation.
Class 2 (Seligman Communications and Information prior to merger
3/14/11, Seligman Global Technology Portfolio prior to 5/2/11)
------------------------------------------------------------------------- ----------------------------------------------------------
                        DWS Variable Series I                                     Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                                 Long-term growth of capital.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS International VIP Portfolio, Class A                                  Long-term growth of capital.
------------------------------------------------------------------------- ----------------------------------------------------------
                       DWS Variable Series II                                    Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A - Dreman            Long-term capital appreciation.
Value Management, L.L.C.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic              Long-term capital growth.
Partners, LLC
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                                   Money market, current income.
------------------------------------------------------------------------- ----------------------------------------------------------

                                      1

------------------------------------------------------------------------- ----------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                            Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------------- ----------------------------------------------------------
                Fidelity(R) Variable Insurance Products                           Fidelity Management & Research Company
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2,3              Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3              Index:  S&P 500 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2                  Income and growth.
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2,3                    Long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
      Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
       Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and (3) Fidelity Management &
                                                       Research (U.K.) Inc.
------------------------------------------------------------------------------------------------------------------------------------
           Financial Investors Variable Insurance Trust (ALPS)                               ALPS Advisors, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II - Ibbotson     Capital appreciation and some current income.
Associates, Inc. ("Ibbotson") (Calvert VP Lifestyle Moderate Portfolio
prior to merger 5/1/11)
------------------------------------------------------------------------- ----------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II - Ibbotson       Capital appreciation.
(Calvert VP Lifestyle Aggressive Portfolio prior to merger 5/1/11)
------------------------------------------------------------------------- ----------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II       Current income and capital appreciation.
- Ibbotson (Calvert VP Lifestyle Conservative Portfolio prior to merger 5/1/11)
------------------------------------------------------------------------- ----------------------------------------------------------
                    AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
------------------------------------------------------------------------- ----------------------------------------------------------
Invesco V.I. Capital Appreciation Fund, Series I                          Long-term growth of capital.
------------------------------------------------------------------------- ----------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset            Total return through growth of capital and current income.
Management Limited
------------------------------------------------------------------------- ----------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                          Long-term growth of capital.
------------------------------------------------------------------------- ----------------------------------------------------------
                 MFS(R) Variable Insurance Trust                                   Massachusetts Financial Services Company
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Growth Series, Initial Class                                       Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) High Income Series, Initial Class                                  Seeks total return with emphasis on high current income,
                                                                          but also considering capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                              Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                                Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Research International Series, Initial Class                       Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Total Return Series, Initial Class                                 Seeks total return.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                    Seeks total return.
------------------------------------------------------------------------- ----------------------------------------------------------
               Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                          Long-term capital growth; current income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                           Capital growth.
------------------------------------------------------------------------- ----------------------------------------------------------
                 Oppenheimer Variable Account Funds                                        OppenheimerFunds, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares                 Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                    Total return.
------------------------------------------------------------------------- ----------------------------------------------------------
                 PIMCO Variable Insurance Trust                                   Pacific Investment Management Company LLC
------------------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                        Seeks maximum total return.
------------------------------------------------------------------------- ----------------------------------------------------------
               T. Rowe Price Equity Series, Inc.                                       T. Rowe Price Associates, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                               Seeks Long-term capital growth.  Income is a secondary
                                                                          objective.
------------------------------------------------------------------------- ----------------------------------------------------------
             Third Avenue Variable Series Trust                                          Third Avenue Management LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Value Portfolio                                              Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
          The Universal Institutional Funds, Inc.                                  Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                             Above-average total return over a market cycle of three to five years by investing primarily in a diversified
                                                                          portfolio of fixed income securities.
------------------------------------------------------------------------- ----------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley           Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment               growth oriented equity securities of issuers in emerging
Management Limited                                                        market countries.
------------------------------------------------------------------------- ----------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                   Above-average current income and long-term capital
                                                                          appreciation by investing primarily in equity securities
                                                                          of companies in the U.S. real estate industry, including
                                                                          real estate investment trusts.
------------------------------------------------------------------------- ----------------------------------------------------------
*  These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding Company
(UNIFI (R)), the ultimate parent of Union Central Life.  Also, Calvert Investment Distributors, Inc. (named Calvert Distributors,
Inc. prior to 4/30/11), an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. In the Asset Allocation Program section of the prospectus, the reference to "AIC's Form ADV Part II" is deleted and replaced with "AIC's Form ADV
     Part 2A, Appendix 1."

4. In the prospectus and the Statement of Additional Information ("SAI"), references to our affiliate, Summit Investment Advisors, Inc., are revised to use the short cite "Summit."

5. In the Asset Allocation Program section of the prospectus and in the SAI, the name of our affiliate, which is the adviser of the Calvert Funds, is changed to Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to April 30, 2011). References to Calvert Investment Management, Inc. are revised to use the short cite "CIM."

6.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In the Asset Allocation Program Models section, the sentence "First, SIA performs an optimization analysis to determine the breakdown of asset classes." is deleted and replaced with the following:
               First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations.
     b. In the second paragraph of the Periodic Updates of the Models and Notices of Updates section, the sentence "This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing)." is deleted and replaced with the following:
               This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.
     c. In the first paragraph on Potential Conflicts of Interest, the sentence "SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models." is deleted and replaced by the following:
               Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves.

7. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.


All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.


  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-825-1551.

                           APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.903% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2012. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       3,246     3,061     2,877       2,616     2,431     2,246
     2             300,000   300,000   300,000       6,750     6,183     5,637       6,120     5,552     5,007
     3             300,000   300,000   300,000      10,522     9,350     8,268       9,892     8,720     7,637
     4             300,000   300,000   300,000      14,604    12,580    10,784      13,974    11,950    10,153
     5             300,000   300,000   300,000      19,040    15,886    13,196      18,410    15,256    12,566
     6             300,000   300,000   300,000      23,852    19,257    15,493      23,285    18,690    14,926
     7             300,000   300,000   300,000      29,086    22,701    17,681      28,581    22,197    17,177
     8             300,000   300,000   300,000      34,798    26,235    19,773      34,356    25,794    19,332
     9             300,000   300,000   300,000      41,068    29,890    21,798      40,690    29,512    21,420
     10            300,000   300,000   300,000      47,948    33,664    23,749      47,632    33,349    23,433
     15            300,000   300,000   300,000      97,189    56,554    33,758      97,189    56,554    33,758
     20            405,655   300,000   300,000     180,713    86,888    44,232     180,713    86,888    44,232
     25            613,236   300,000   300,000     315,605   123,819    52,082     315,605   123,819    52,082
     30            904,633   300,000   300,000     531,518   168,932    56,075     531,518   168,932    56,075
     35          1,323,987   339,434   300,000     874,768   224,266    54,261     874,768   224,266    54,261
     40          1,940,019   397,173   300,000   1,417,407   290,181    43,131   1,417,407   290,181    43,131
     45          2,866,365   464,612   300,000   2,270,298   367,995    15,417   2,270,298   367,995    15,417
     50          4,267,811   543,907         0   3,606,367   459,610         0   3,606,367   459,610         0
     55          6,424,730   640,098         0   5,695,076   567,402         0   5,695,076   567,402         0
     60          9,683,089   750,599         0   9,009,955   698,420         0   9,009,955   698,420         0
   Age 100      13,520,913   854,814         0  13,259,177   838,267         0  13,259,177   838,267         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            300,000   300,000   300,000       2,717     2,550     2,384       2,087     1,920     1,754
     2            300,000   300,000   300,000       5,846     5,340     4,855       5,215     4,710     4,224
     3            300,000   300,000   300,000       9,222     8,180     7,218       8,592     7,550     6,587
     4            300,000   300,000   300,000      12,881    11,079     9,481      12,250    10,449     8,851
     5            300,000   300,000   300,000      16,847    14,039    11,645      16,217    13,409    11,014
     6            300,000   300,000   300,000      21,147    17,053    13,701      20,580    16,486    13,133
     7            300,000   300,000   300,000      25,804    20,114    15,640      25,300    19,610    15,136
     8            300,000   300,000   300,000      30,860    23,227    17,468      30,419    22,786    17,027
     9            300,000   300,000   300,000      36,385    26,421    19,211      36,007    26,043    18,832
     10           300,000   300,000   300,000      42,419    29,690    20,859      42,104    29,375    20,543
     15           300,000   300,000   300,000      86,018    49,757    29,459      86,018    49,757    29,459
     20           352,964   300,000   300,000     157,240    72,463    34,645     157,240    72,463    34,645
     25           522,511   300,000   300,000     268,913    96,974    34,248     268,913    96,974    34,248
     30           747,376   300,000   300,000     439,121   121,852    24,321     439,121   121,852    24,321
     35         1,048,771   300,000         0     692,931   144,480         0     692,931   144,480         0
     40         1,453,583   300,000         0   1,062,009   159,264         0   1,062,009   159,264         0
     45         2,002,650   300,000         0   1,586,194   151,923         0   1,586,194   151,923         0
     50         2,747,385   300,000         0   2,321,584    73,355         0   2,321,584    73,355         0
     55         3,768,229         0         0   3,340,273         0         0   3,340,273         0         0
     60         5,176,591         0         0   4,816,733         0         0   4,816,733         0         0
   Age 100      6,679,261         0         0   6,549,965         0         0   6,549,965         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            303,241   303,056   302,872       3,241     3,056     2,872       2,611     2,426     2,242
     2            306,669   306,105   305,563       6,669     6,105     5,563       6,039     5,475     4,933
     3            310,311   309,153   308,084      10,311     9,153     8,084       9,681     8,523     7,453
     4            314,177   312,188   310,425      14,177    12,188    10,425      13,546    11,558     9,795
     5            318,298   315,221   312,599      18,298    15,221    12,599      17,668    14,591    11,969
     6            322,686   318,234   314,594      22,686    18,234    14,594      22,119    17,667    14,027
     7            327,398   321,258   316,442      27,398    21,258    16,442      26,894    20,753    15,938
     8            332,454   324,279   318,133      32,454    24,279    18,133      32,013    23,838    17,692
     9            337,982   327,388   319,756      37,982    27,388    19,756      37,604    27,010    19,378
     10           344,017   330,578   321,302      44,017    30,578    21,302      43,702    30,262    20,987
     15           389,019   351,722   330,912      89,019    51,722    30,912      89,019    51,722    30,912
     20           465,259   379,594   340,961     165,259    79,594    40,961     165,259    79,594    40,961
     25           588,614   411,806   347,835     288,614   111,806    47,835     288,614   111,806    47,835
     30           829,728   447,455   349,929     487,508   147,455    49,929     487,508   147,455    49,929
     35         1,217,130   484,473   344,918     804,166   184,473    44,918     804,166   184,473    44,918
     40         1,785,877   518,706   329,271   1,304,788   218,706    29,271   1,304,788   218,706    29,271
     45         2,640,823   542,261         0   2,091,658   242,261         0   2,091,658   242,261         0
     50         3,934,034   541,895         0   3,324,320   241,895         0   3,324,320   241,895         0
     55         5,924,192   496,547         0   5,251,385   196,547         0   5,251,385   196,547         0
     60         8,930,534   379,113         0   8,309,715    79,113         0   8,309,715    79,113         0
   Age 100     12,518,073         0         0  12,218,073         0         0  12,218,073         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            302,712   302,545   302,379       2,712     2,545     2,379       2,082     1,915     1,749
     2            305,765   305,262   304,781       5,765     5,262     4,781       5,134     4,632     4,150
     3            309,013   307,984   307,034       9,013     7,984     7,034       8,382     7,353     6,404
     4            312,457   310,691   309,125      12,457    10,691     9,125      11,826    10,060     8,495
     5            316,113   313,380   311,053      16,113    13,380    11,053      15,483    12,749    10,422
     6            319,994   316,040   312,810      19,994    16,040    12,810      19,427    15,473    12,242
     7            324,134   318,684   314,412      24,134    18,684    14,412      23,630    18,179    13,907
     8            328,539   321,287   315,839      28,539    21,287    15,839      28,098    20,846    15,398
     9            333,322   323,935   317,179      33,322    23,935    17,179      32,944    23,557    16,801
     10           338,511   326,617   318,421      38,511    26,617    18,421      38,195    26,302    18,105
     15           377,782   344,897   326,595      77,782    44,897    26,595      77,782    44,897    26,595
     20           438,590   364,031   330,852     138,590    64,031    30,852     138,590    64,031    30,852
     25           531,754   381,206   328,779     231,754    81,206    28,779     231,754    81,206    28,779
     30           673,586   391,045   316,466     373,586    91,045    16,466     373,586    91,045    16,466
     35           889,213   383,295         0     587,509    83,295         0     587,509    83,295         0
     40         1,235,988   338,853         0     903,031    38,853         0     903,031    38,853         0
     45         1,706,729         0         0   1,351,811         0         0   1,351,811         0         0
     50         2,344,961         0         0   1,981,529         0         0   1,981,529         0         0
     55         3,219,595         0         0   2,853,948         0         0   2,853,948         0         0
     60         4,423,418         0         0   4,115,918         0         0   4,115,918         0         0
   Age 100      5,409,873         0         0   5,109,873         0         0   5,109,873         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            300,000    300,000  300,000       3,246      3,061    2,877       2,616      2,431    2,246
     2            300,000    300,000  300,000       6,750      6,183    5,637       6,120      5,552    5,007
     3            300,000    300,000  300,000      10,522      9,350    8,268       9,892      8,720    7,637
     4            300,000    300,000  300,000      14,604     12,580   10,784      13,974     11,950   10,153
     5            300,000    300,000  300,000      19,040     15,886   13,196      18,410     15,256   12,566
     6            300,000    300,000  300,000      23,852     19,257   15,493      23,285     18,690   14,926
     7            300,000    300,000  300,000      29,086     22,701   17,681      28,581     22,197   17,177
     8            300,000    300,000  300,000      34,798     26,235   19,773      34,356     25,794   19,332
     9            300,000    300,000  300,000      41,068     29,890   21,798      40,690     29,512   21,420
     10           300,000    300,000  300,000      47,948     33,664   23,749      47,632     33,349   23,433
     15           300,000    300,000  300,000      97,202     56,554   33,758      97,202     56,554   33,758
     20           300,000    300,000  300,000     181,392     86,888   44,232     181,392     86,888   44,232
     25           418,033    300,000  300,000     321,564    123,844   52,082     321,564    123,844   52,082
     30           663,176    300,000  300,000     552,647    169,106   56,075     552,647    169,106   56,075
     35         1,072,199    300,000  300,000     932,347    225,780   54,261     932,347    225,780   54,261
     40         1,638,632    315,126  300,000   1,560,602    300,120   43,131   1,560,602    300,120   43,131
     45         2,729,258    414,984  300,000   2,599,293    395,223   15,417   2,599,293    395,223   15,417
     50         4,510,757    537,913        0   4,295,959    512,298        0   4,295,959    512,298        0
     55         7,392,597    687,042        0   7,040,569    654,325        0   7,040,569    654,325        0
     60        11,628,502    838,000        0  11,628,502    838,000        0  11,628,502    838,000        0
   Age 100     17,490,090  1,025,133        0  17,490,090  1,025,133        0  17,490,090  1,025,133        0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            300,000   300,000   300,000       2,717     2,550     2,384       2,087     1,920     1,754
     2            300,000   300,000   300,000       5,846     5,340     4,855       5,215     4,710     4,224
     3            300,000   300,000   300,000       9,222     8,180     7,218       8,592     7,550     6,587
     4            300,000   300,000   300,000      12,881    11,079     9,481      12,250    10,449     8,851
     5            300,000   300,000   300,000      16,847    14,039    11,645      16,217    13,409    11,014
     6            300,000   300,000   300,000      21,147    17,053    13,701      20,580    16,486    13,133
     7            300,000   300,000   300,000      25,804    20,114    15,640      25,300    19,610    15,136
     8            300,000   300,000   300,000      30,860    23,227    17,468      30,419    22,786    17,027
     9            300,000   300,000   300,000      36,385    26,421    19,211      36,007    26,043    18,832
     10           300,000   300,000   300,000      42,419    29,690    20,859      42,104    29,375    20,543
     15           300,000   300,000   300,000      86,010    49,757    29,459      86,010    49,757    29,459
     20           300,000   300,000   300,000     157,308    72,463    34,645     157,308    72,463    34,645
     25           360,160   300,000   300,000     277,046    96,974    34,248     277,046    96,974    34,248
     30           568,204   300,000   300,000     473,503   121,833    24,321     473,503   121,833    24,321
     35           909,513   300,000         0     790,881   144,210         0     790,881   144,210         0
     40         1,376,784   300,000         0   1,311,223   158,209         0   1,311,223   158,209         0
     45         2,270,063   300,000         0   2,161,965   149,369         0   2,161,965   149,369         0
     50         3,684,269   300,000         0   3,508,827    67,113         0   3,508,827    67,113         0
     55         5,858,215         0         0   5,579,252         0         0   5,579,252         0         0
     60         9,074,957         0         0   9,074,957         0         0   9,074,957         0         0
   Age 100     13,652,756         0         0  13,652,756         0         0  13,652,756         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            303,241   303,056   302,872       3,241     3,056     2,872       2,611     2,426     2,242
     2            306,669   306,105   305,563       6,669     6,105     5,563       6,039     5,475     4,933
     3            310,311   309,153   308,084      10,311     9,153     8,084       9,681     8,523     7,453
     4            314,177   312,188   310,425      14,177    12,188    10,425      13,546    11,558     9,795
     5            318,298   315,221   312,599      18,298    15,221    12,599      17,668    14,591    11,969
     6            322,686   318,234   314,594      22,686    18,234    14,594      22,119    17,667    14,027
     7            327,398   321,258   316,442      27,398    21,258    16,442      26,894    20,753    15,938
     8            332,454   324,279   318,133      32,454    24,279    18,133      32,013    23,838    17,692
     9            337,982   327,388   319,756      37,982    27,388    19,756      37,604    27,010    19,378
     10           344,017   330,578   321,302      44,017    30,578    21,302      43,702    30,262    20,987
     15           389,019   351,722   330,912      89,019    51,722    30,912      89,019    51,722    30,912
     20           465,259   379,594   340,961     165,259    79,594    40,961     165,259    79,594    40,961
     25           588,664   411,806   347,835     288,664   111,806    47,835     288,664   111,806    47,835
     30           788,203   447,455   349,929     488,203   147,455    49,929     488,203   147,455    49,929
     35         1,111,039   484,473   344,918     811,039   184,473    44,918     811,039   184,473    44,918
     40         1,633,946   518,706   329,271   1,333,946   218,706    29,271   1,333,946   218,706    29,271
     45         2,481,906   542,261         0   2,181,906   242,261         0   2,181,906   242,261         0
     50         3,859,636   541,895         0   3,559,636   241,895         0   3,559,636   241,895         0
     55         6,103,641   496,547         0   5,803,641   196,547         0   5,803,641   196,547         0
     60         9,778,146   379,113         0   9,478,146    79,113         0   9,478,146    79,113         0
   Age 100     14,365,757         0         0  14,065,757         0         0  14,065,757         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            302,712   302,545   302,379       2,712     2,545     2,379       2,082     1,915     1,749
     2            305,765   305,262   304,781       5,765     5,262     4,781       5,134     4,632     4,150
     3            309,013   307,984   307,034       9,013     7,984     7,034       8,382     7,353     6,404
     4            312,457   310,691   309,125      12,457    10,691     9,125      11,826    10,060     8,495
     5            316,113   313,380   311,053      16,113    13,380    11,053      15,483    12,749    10,422
     6            319,994   316,040   312,810      19,994    16,040    12,810      19,427    15,473    12,242
     7            324,134   318,684   314,412      24,134    18,684    14,412      23,630    18,179    13,907
     8            328,539   321,287   315,839      28,539    21,287    15,839      28,098    20,846    15,398
     9            333,322   323,935   317,179      33,322    23,935    17,179      32,944    23,557    16,801
     10           338,511   326,617   318,421      38,511    26,617    18,421      38,195    26,302    18,105
     15           377,782   344,897   326,595      77,782    44,897    26,595      77,782    44,897    26,595
     20           438,590   364,031   330,852     138,590    64,031    30,852     138,590    64,031    30,852
     25           531,739   381,206   328,779     231,739    81,206    28,779     231,739    81,206    28,779
     30           673,181   391,045   316,466     373,181    91,045    16,466     373,181    91,045    16,466
     35           885,463   383,295         0     585,463    83,295         0     585,463    83,295         0
     40         1,199,392   338,853         0     899,392    38,853         0     899,392    38,853         0
     45         1,657,608         0         0   1,357,608         0         0   1,357,608         0         0
     50         2,322,149         0         0   2,022,149         0         0   2,022,149         0         0
     55         3,278,171         0         0   2,978,171         0         0   2,978,171         0         0
     60         4,664,030         0         0   4,364,030         0         0   4,364,030         0         0
   Age 100      5,780,934         0         0   5,480,934         0         0   5,480,934         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.